CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Due from related parties	¥ 3,100,049	¥ 263,366	¥ 3,590,818
Hotel Operating Costs
Due to related parties	357,539	0	0
Selling And Marketing Expenses
Due to related parties	24,941	0	0
General And Administrative Expenses
Due to related parties	3,576,659	0	4,035,262
Leased And Operated Hotels
Revenue from related parties	385,355	0	0
Franchised And Managed Hotels
Revenue from related parties	¥ 2,358,491	¥ 434,346	¥ 633,405